Note 15 - Finance Income and Finance Costs - Components of Finance Income and Costs (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Finance income received – Bank		$ 17	$ 14	$ 62
Finance cost – Capitalised to property, plant and equipment (note 17)		0	(17)	(53)
Unwinding of rehabilitation provision (note 28)		132	0	2
Finance cost – Leases (note 19)		31	24	15
Finance cost – Overdraft		192	86	17
ZESA interest *	[1]	0	226	0
Finance cost		657	375	367
Cash – Finance income		17	14	62
Cash – Finance cost		(192)	(388)	(405)
Non-cash – Finance cost		(465)	13	38
Cash and non-cash finance income (cost)		657	375	367
Term loan [member]
Statement Line Items [Line Items]
Finance cost - borrowings		0	56	386
Loan notes payable [member]
Statement Line Items [Line Items]
Finance cost - borrowings		$ 302	$ 0	$ 0

[1]	During the period from January 2021 to March 2021 it was unclear in what currency the monthly payments to the Zimbabwe Electricity Supply Authority (“ZESA”) had to be made. In April 2021 Blanket was advised that the payments had to be paid on a 60/40 basis USD/RTGS$. Interest was charged on the outstanding amounts to ZESA during the period January 2021 to March 2021 when payments were withheld.